SUPPLEMENTAL FINANCIAL INFORMATION Supplemental Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid (net of interest capitalized)	$ 53		$ 65	[1]	$ 213	[2]	$ 190		$ 191
Income tax refunds received	13		1				128
Additions to property, plant and equipment and other long-lived assets	92	[3]	80	[3]	87	[4]	93	[4]	110	[4]
Allowance for equity funds used during construction	$ 9		8		33		$ 35		$ 28
Interest paid associated with the ROE complaints			$ 10		$ 9

[1]	Amount for the three months ended March 31, 2017 includes $10 million of interest paid associated with the ROE complaints. See Note 14 for information on the ROE complaints.
[2]	Amount for the year ended December 31, 2017 includes $9 million of interest paid associated with the ROE complaints. See Note 17 for information on the ROE complaints.
[3]	Amounts consist of current and accrued liabilities for construction, labor, materials and other costs that have not been included in investing activities. These amounts have not been paid for as of March?31, 2018 or 2017, respectively, but will be or have been included as a cash outflow from investing activities when paid.
[4]	Amounts consist of current and accrued liabilities for construction, labor, materials and other costs that have not been included in investing activities. These amounts have not been paid for as of December?31, 2017, 2016 or 2015, respectively, but have been or will be included as a cash outflow from investing activities for expenditures for property, plant and equipment when paid.